Derivative financial instruments (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Bancary Deposit Receipt - CDB	R$ (367,808)	R$ 511,175
Cash Flow Hedge Total	(367,808)	511,175
Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Bancary Deposit Receipt - CDB
Cash Flow Hedge Total